Subsequent Events (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015 Y	Sep. 30, 2014
Subsequent Events 1		$ 500,000
Subsequent Events 2		$ 0.25
Subsequent Events 3		2,000,000
Subsequent Events 4		4,000,000
Subsequent Events 5		2,000,000
Subsequent Events 6		$ 0.30
Subsequent Events 7		2,000,000
Subsequent Events 8		$ 0.42
Subsequent Events 9		5,484,668
Subsequent Events 10		$ 1,371,167
Subsequent Events 11		$ 0.25
Subsequent Events 1	2,875,000
Subsequent Events 2	$ 0.23
Subsequent Events 3	10
Subsequent Events 4	4,378,954
Subsequent Events 5	$ 0.30